Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended
	Jul. 31, 2026	Jul. 31, 2026
C000251103_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Real Estate Fund
C000251103_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000251103_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,683
C000251103_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,253
C000251103_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI US IMI Real Estate 25/50 Linked Index
C000251103_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000251103_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,724
C000251103_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,219
C000251103_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000251103_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000251103_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,620
C000251103_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 13,893